Consolidated Statements Of Operations And Comprehensive Income	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net revenue:
Online games	$ 333,052,469	2,074,950,188	1,701,343,096	1,289,480,817
Licensing revenues	8,376,447	52,186,105	54,537,719	42,666,674
Other revenue, net	3,973,977	24,758,274	36,336,494	667,960
Total net revenue	345,402,893	2,151,894,567	1,792,217,309	1,332,815,451
Cost of services	(46,285,144)	(288,361,076)	(257,246,446)	(199,122,245)
Gross profit	299,117,749	1,863,533,491	1,534,970,863	1,133,693,206
Operating (expenses) income
Research and product development	(52,453,813)	(326,792,503)	(230,209,370)	(186,036,564)
Sales and marketing	(23,507,210)	(146,452,268)	(169,981,540)	(143,006,150)
General and administrative	(23,869,324)	(148,708,274)	(103,727,165)	(119,447,009)
Government financial incentives	10,215,566	63,644,000	47,746,000	57,386,000
Impairment of intangible assets	(2,097,247)	(13,066,057)		(46,557,669)
Total operating expenses	(89,614,781)	(558,309,045)	(456,172,075)	(437,661,392)
Income from operations	209,502,968	1,305,224,446	1,078,798,788	696,031,814
Interest income	16,987,434	105,833,413	141,587,341	136,097,898
Investment income/(loss)	(39,104,829)	(243,626,993)	3,047,619
Other income, net	5,592,897	34,844,307	43,558,342	65,465,834
Income before income tax expenses	192,978,470	1,202,275,173	1,266,992,090	897,595,546
Income tax expenses	(19,936,098)	(124,203,884)	(352,378,221)	(89,322,402)
Share of loss of an equity investee	(981,872)	(6,117,163)	(8,218,001)	(648,106)
Net income	172,060,500	1,071,954,126	906,395,868	807,625,038
Net (income)/loss attributable to noncontrolling interests	(12,557,442)	(78,234,120)	(26,428,994)	3,562,795
Net income attributable to the Company's shareholders	159,503,058	993,720,006	879,966,874	811,187,833
Other comprehensive income (loss), net of tax
Foreign currency translation	439,014	2,735,104	(84,727,808)	(73,194,240)
Unrealized holding gains (losses)	4,778,551	29,770,851	(15,997,558)	(14,540,051)
Total other comprehensive income/(loss), net of tax	5,217,565	32,505,955	(100,725,366)	(87,734,291)
Comprehensive income	$ 164,720,623	1,026,225,961	779,241,508	723,453,542
Earnings per share:
Basic	$ 0.67	4.20	3.79	3.57
Diluted	$ 0.66	4.13	3.79	3.47
Weighted average ordinary shares:
Basic	236,796,818	236,796,818	232,004,879	227,308,854
Diluted	240,821,127	240,821,127	232,004,879	233,928,400